UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way
         Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     November 05, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $630,779 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    15162   252329 SH       SOLE                   252329        0        0
AGRIUM INC                     COM              008916108    20303   229490 SH       SOLE                   229490        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16995   652165 SH       SOLE                   652165        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    17728   450523 SH       SOLE                   450523        0        0
ANIXTER INTL INC               COM              035290105    14444   272265 SH       SOLE                   272265        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    13170   885688 SH       SOLE                   885688        0        0
BUCKLE INC                     COM              118440106    10960   276987 SH       SOLE                   276987        0        0
CF INDS HLDGS INC              COM              125269100    13540    69889 SH       SOLE                    69889        0        0
CORE LABORATORIES N V          COM              N22717107    14958   129056 SH       SOLE                   129056        0        0
CVS CAREMARK CORPORATION       COM              126650100    21476   459579 SH       SOLE                   459579        0        0
DELL INC                       COM              24702R101     8925   713469 SH       SOLE                   713469        0        0
DIRECTV                        COM              25490A309    16087   329520 SH       SOLE                   329520        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    18571   343908 SH       SOLE                   343908        0        0
DOLBY LABORATORIES INC         COM              25659T107    19902   481897 SH       SOLE                   481897        0        0
DONALDSON INC                  COM              257651109    16781   502863 SH       SOLE                   502863        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101     5818   283266 SH       SOLE                   283266        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734x119     3794   155290 SH       SOLE                   155290        0        0
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734x143     3931   127124 SH       SOLE                   127124        0        0
FIRST TR MORNINGSTAR DIV LEA   SHS              336917109     7898   422148 SH       SOLE                   422148        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     1771   100994 SH       SOLE                   100994        0        0
HEALTH NET INC                 COM              42222G108     7883   324809 SH       SOLE                   324809        0        0
ICONIX BRAND GROUP INC         COM              451055107    15688   897999 SH       SOLE                   897999        0        0
ISHARES INC                    MSCI S KOREA     464286772     2662    48560 SH       SOLE                    48560        0        0
ISHARES INC                    MSCI STH AFRCA   464286780     1349    21108 SH       SOLE                    21108        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2925   205003 SH       SOLE                   205003        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432     8316    66425 SH       SOLE                    66425        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     8105    96067 SH       SOLE                    96067        0        0
JOY GLOBAL INC                 COM              481165108    12525   220787 SH       SOLE                   220787        0        0
MARKET VECTORS ETF TR          GAMING ETF       57060u829     1366    42711 SH       SOLE                    42711        0        0
MCKESSON CORP                  COM              58155Q103    14244   151932 SH       SOLE                   151932        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    16137   344074 SH       SOLE                   344074        0        0
ORACLE CORP                    COM              68389X105    16443   553647 SH       SOLE                   553647        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886     1731    48382 SH       SOLE                    48382        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2439    64182 SH       SOLE                    64182        0        0
SOUTHERN COPPER CORP           COM              84265V105    11888   377290 SH       SOLE                   377290        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    37827   277926 SH       SOLE                   277926        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    65416   381877 SH       SOLE                   381877        0        0
TESORO CORP                    COM              881609101    15764   631571 SH       SOLE                   631571        0        0
TOTAL SYS SVCS INC             COM              891906109    20715   865664 SH       SOLE                   865664        0        0
TOWERS WATSON & CO             CL A             891894107    11777   196618 SH       SOLE                   196618        0        0
UNITED CONTL HLDGS INC         COM              910047109    11282   463725 SH       SOLE                   463725        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    20372   348239 SH       SOLE                   348239        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    16482   251899 SH       SOLE                   251899        0        0
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     4025    45629 SH       SOLE                    45629        0        0
VEECO INSTRS INC DEL           COM              922417100    12466   362804 SH       SOLE                   362804        0        0
VIACOM INC NEW                 CL B             92553P201    17567   373612 SH       SOLE                   373612        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    11171   210771 SH       SOLE                   210771        0        0